Short-Term Borrowings (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Short-term Debt [Line Items]
Average balance	$ 2,159,933	$ 2,615,536	$ 2,486,296
Year-end balance	1,887,052	2,114,908	2,874,353
Maximum month-end outstanding	2,631,628	3,046,201	2,874,353
Average rate for the year	0.23%	0.24%	0.21%
Average rate at year-end	0.23%	0.22%	0.17%
Trading Liabilities [Member]
Short-term Debt [Line Items]
Average balance	609,772	547,377	536,161
Year-end balance	347,285	361,920	293,387
Maximum month-end outstanding	709,642	654,748	565,858
Average rate for the year	2.45%	3.30%	3.89%
Average rate at year-end	2.34%	3.01%	4.13%
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Average balance	290,344	227,772	2,662,989
Year-end balance	172,550	180,735	761,758
Maximum month-end outstanding	$ 643,094	$ 693,512	$ 4,734,718
Average rate for the year	0.29%	0.56%	0.29%
Average rate at year-end	0.08%	0.18%	0.17%